SUMMARY OF DEBT COMPONENT (Details) $ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)		Sep. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Opening balance	$ 9,238		$ 11,802	$ 7,283		$ 9,299
Interest expense	2,868		3,678	3,427		4,294
Value of shares issued to settle interest payable	(694)	[1]	(888)	(1,433)	[1]	(1,791)
Exchange differences	(766)			(39)
Closing balance	10,646		14,592	9,238		11,802
Current	10,646		14,592
Non-Current				$ 9,238		$ 11,802

[1]	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.